Occupational healthcare obligation (Tables)	12 Months Ended
Dec. 31, 2025
Legal proceedings provision [abstract]
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Note	2025	2024	2023
Balance at beginning of the year		336	400	825
Interest charge	5.2	34	38	70
Change in estimate recognised in profit or loss[1]		49	(76)	(365)
Payments made		(35)	(26)	(130)
Balance at the end of the year		384	336	400
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		384	336	400
Current portion of occupational healthcare obligation		(173)	(2)	—
Non-current portion of occupational healthcare obligation		211	334	400
1The gain is mainly due to the decrease in the take-up rate and an increase in the discount rate